UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

EQUITY FUND                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
                                 SCHEDULE OF INVESTMENTS


                                                                                Market
                                                                                Value
       Shares                                                                   (000)
    -------------                                                            ------------

                                    COMMON STOCK - 96.4%
      CONSUMER DISCRETION - 10.7%
        41,230   Carnival                                                    $     2,136
        56,990   Comcast, Cl A*                                                    1,925
        40,200   eBay*                                                             1,498
        44,932   Home Depot                                                        1,718
       168,953   IAC/InterActiveCorp* (A)                                          3,762
        21,707   Mohawk Industries*                                                1,830
        25,903   Omnicom Group                                                     2,293
        48,510   Viacom, Cl B (A)                                                  1,690
                                                                             -----------
                                                                                  16,852
                                                                             -----------
      CONSUMER STAPLES - 8.8%
        33,183   CVS*                                                              1,746
        73,540   PepsiCo                                                           3,900
        61,290   Procter & Gamble* (A)                                             3,248
        75,300   Sysco (A)                                                         2,696
        46,420   Wal-Mart Stores                                                   2,326
                                                                             -----------
                                                                                  13,916
                                                                             -----------
      ENERGY - 11.6%
        58,660   Devon Energy                                                      2,801
        66,630   Exxon Mobil                                                       3,971
       106,990   GlobalSantaFe (A)                                                 3,963
        77,940   Halliburton                                                       3,371
        58,668   Schlumberger Ltd.*                                                4,135
                                                                             -----------
                                                                                  18,241
                                                                             -----------
      FINANCIALS - 14.5%
        25,550   AMBAC Financial Group                                             1,910
        35,933   American Express                                                  1,846
        33,505   American International Group                                      1,856
        73,863   Citigroup                                                         3,319
        32,400   Goldman Sachs Group*                                              3,564
        90,400   JPMorgan Chase                                                    3,128
        41,580   Morgan Stanley*                                                   2,380
        43,504   St. Paul Travelers                                                1,598
        56,280   Wells Fargo                                                       3,366
                                                                             -----------
                                                                                  22,967
                                                                             -----------
      HEALTH CARE - 15.9%
        64,200   Amgen*                                                            3,737
       138,469   Boston Scientific*                                                4,056
        22,370   Eli Lilly                                                         1,165
        38,950   Forest Laboratories*                                              1,439
        17,661   Genzyme*                                                          1,011
        49,620   Gilead Sciences*                                                  1,776
        74,849   Johnson & Johnson                                                 5,027
        13,026   Kyphon*                                                             328
       163,621   Pfizer                                                            4,298
        22,987   UnitedHealth Group                                                2,193
                                                                             -----------
                                                                                  25,030
                                                                             -----------
      INDUSTRIALS - 12.1%
        19,482   3M (A)                                                            1,669
       150,785   General Electric                                                  5,437
        75,922   Pentair                                                           2,961
        97,160   Tyco International Ltd. (A)                                       3,284


   Bishop Street Funds                                                      March 31, 2005



EQUITY FUND                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
                           SCHEDULE OF INVESTMENTS (CONTINUED)


                                                                                Market
    Shares/Face                                                                 Value
    Amount (000)                                                                (000)
    -------------                                                            --------------
      INDUSTRIALS (CONTINUED)
        27,460   Union Pacific*                                              $     1,914
        30,420   United Parcel Service/Georgia, Cl B                               2,213
        16,690   United Technologies                                               1,697
                                                                             -----------
                                                                                  19,175
                                                                             -----------
      INFORMATION TECHNOLOGY - 14.5%
       123,599   Applied Materials* (A)                                            2,009
       101,020   Cisco Systems*                                                    1,807
        70,172   Dell*                                                             2,696
        65,100   EMC*                                                                802
       119,450   Flextronics International Ltd.*                                   1,438
       104,470   Intel                                                             2,427
        18,342   International Business Machines                                   1,676
        23,732   Linear Technology (A)                                               909
       174,884   Microsoft                                                         4,227
        51,750   Paychex                                                           1,699
        23,120   Qualcomm*                                                           847
        21,190   SAP ADR* (A)                                                        849
        68,956   Symantec*                                                         1,471
                                                                             -----------
                                                                                  22,857
                                                                             -----------
      MATERIALS - 6.1%
       100,756   Alcoa*                                                            3,062
        49,550   Dow Chemical*                                                     2,470
        84,160   Praxair                                                           4,028
                                                                             -----------
                                                                                   9,560
                                                                             -----------
      TELECOMMUNICATIONS - 2.2%
        46,670   Verizon Communications                                            1,657
        67,350   Vodafone Group PLC ADR* (A)                                       1,789
                                                                             -----------
                                                                                   3,446
                                                                             -----------
   TOTAL COMMON STOCK (COST $139,732)                                            152,044
                                                                             -----------

                              CORPORATE OBLIGATIONS (B) - 3.0%
      DIVERSE FINANCIAL SERVICES - 3.0%
                 Bear Stearns
   $     1,579   3.025%, 04/06/05                                                  1,579
                 Bear Stearns MTN (C)
         1,579   2.974%, 01/12/06                                                  1,581
                 Lehman Brothers MTN (C)
         1,579   2.965%, 05/16/05                                                  1,579
                                                                             -----------
   TOTAL CORPORATE OBLIGATIONS (COST $4,739)                                       4,739
                                                                             -----------

                      CERTIFICATES OF DEPOSIT/BANK NOTES(B)(C) - 2.0%
                 First Tennessee Bank
         3,158   2.830%, 03/21/06                                                  3,158
                                                                             -----------
   TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (COST $3,158)                          3,158
                                                                             -----------


   Bishop Street Funds                                                      March 31, 2005



EQUITY FUND                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
                           SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
    (000)/Shares                                                                (000)
    -------------                                                            --------------

                               COMMERCIAL PAPER(B)(C) - 1.5%
                 Morgan Stanley
   $     2,369   2.945%, 08/19/05                                            $     2,369
                                                                             -----------
   TOTAL COMMERCIAL PAPER (Cost $2,369)                                            2,369
                                                                             -----------

                                   CASH EQUIVALENTS - 2.6%
     2,075,057   Dreyfus Cash Management Fund                                      2,075
     2,075,030   Fidelity Institutional Money Market Fund                          2,075
                                                                             -----------
   TOTAL CASH EQUIVALENTS (Cost $4,150)                                            4,150
                                                                             -----------

                              REPURCHASE AGREEMENTS(B) - 6.1%
                 Bank of America 2.930%, dated 03/31/05, to be repurchased
                 on 04/01/05, repurchase price $4,737,977 (collateralized
                 by various Mortgage Obligations, ranging in par value
                 $1,148,767-$4,371,986, 0.000%-5.083%, 11/25/34-03/15/42;
         4,738   total market value $4,974,471)                                    4,738
                 Lehman Brothers 2.945%, dated 03/31/05, to be repurchased
                 on 04/01/05, repurchase price $4,892,167, (collateralized
                 by Mortgage Obligations, ranging in par value
                 $33,438,483-$99,161,200, 0.000%-1.215%, 02/15/29-06/16/36;
         4,892   total market value $5,136,387)                                    4,892
                                                                             -----------
   TOTAL REPURCHASE AGREEMENTS(COST $9,630)                                        9,630
                                                                             -----------
   TOTAL INVESTMENTS (COST $163,778)+ - 111.6%                                   176,090
                                                                             -----------

                            OTHER ASSETS AND LIABILITIES  11.6%
   Payable Upon Return of Securities Loaned                                      (19,896)
   Other Assets and Liabilities, Net                                               1,637
                                                                             -----------
   TOTAL OTHER ASSETS AND LIABILITIES                                            (18,259)
                                                                             -----------

                                         NET ASSETS:

   NET ASSETS - 100.0%                                                       $   157,831
                                                                             ===========
   * NON-INCOME PRODUCING SECURITY
   (A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005.
   THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2005 WAS $19,217,410.
   (B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM
   SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2005
   WAS $19,895,661.
   (C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF
   INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2005. THE MATURITY DATE SHOWN
   IS THE NEXT SCHEDULED RESET DATE.
   ADR - AMERICAN DEPOSITARY RECEIPT
   CL - CLASS
   LTD. - LIMITED
   MTN - MEDIUM TERM NOTE
   PLC - PUBLIC LIMITED COMPANY
   + AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $163,778 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,177 AND
   $(10,865), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S"
   OMITTED.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


   BSF-QH-001-0200


   Bishop Street Funds                                                       March 31, 2005

STRATEGIC GROWTH FUND                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


                                                                                Market
                                                                                Value
       Shares                                                                   (000)
    -------------                                                            --------------

                              COMMON STOCK -- 98.8%
      CONSUMER DISCRETION -- 14.7%
        47,100   Bed Bath & Beyond*                                          $     1,721
        31,500   Coach*                                                            1,784
        27,000   Harley-Davidson                                                   1,560
        20,500   Harman International Industries                                   1,813
        28,600   Lowe's                                                            1,633
        13,000   Nordstrom                                                           720
        55,300   Staples                                                           1,738
        37,800   Yum! Brands*                                                      1,958
                                                                             -----------
                                                                                  12,927
                                                                             -----------
      ENERGY -- 4.0%
        35,400   BJ Services                                                       1,836
        52,800   XTO Energy                                                        1,734
                                                                             -----------
                                                                                   3,570
                                                                             -----------
      FINANCIALS -- 16.9%
        33,700   Allstate                                                          1,822
        38,700   Bank of America                                                   1,706
        22,700   Capital One Financial                                             1,697
        38,400   Citigroup                                                         1,726
        20,300   Everest Re Group Ltd.                                             1,728
        15,700   Goldman Sachs Group*                                              1,727
        20,600   Moody's*                                                          1,666
        32,300   Morgan Stanley*                                                   1,849
        21,900   RenaissanceRe Holdings Ltd.                                       1,023
                                                                             -----------
                                                                                  14,944
                                                                             -----------
      HEALTH CARE -- 18.5%
        23,400   Aetna                                                             1,754
        29,700   Amgen*                                                            1,729
        45,300   Caremark Rx*                                                      1,802
        22,300   Express Scripts*                                                  1,944
        32,000   Genzyme*                                                          1,832
        53,300   Gilead Sciences*                                                  1,908
        99,800   IVAX*                                                             1,973
        17,900   UnitedHealth Group                                                1,707
        13,000   WellPoint*                                                        1,630
                                                                             -----------
                                                                                  16,279
                                                                             -----------
      INDUSTRIALS -- 15.8%
        23,300   Apollo Group, Cl A*                                               1,725
        79,500   Cendant                                                           1,633
        17,500   FedEx                                                             1,644
        94,100   JetBlue Airways*                                                  1,792
        24,900   L-3 Communications Holdings                                       1,768
        49,500   Norfolk Southern                                                  1,834
        51,600   Tyco International Ltd.                                           1,744
        17,400   United Technologies                                               1,769
                                                                             -----------
                                                                                  13,909
                                                                             -----------
      INFORMATION TECHNOLOGY -- 23.4%
        66,500   Accenture Ltd., Cl A*                                             1,606
        32,200   Affiliated Computer Services, Cl A*                               1,714
        41,400   Apple Computer*                                                   1,725
        56,500   Autodesk                                                          1,681
       132,000   Avaya*                                                            1,542


   Bishop Street Funds                                                       March 31, 2005



STRATEGIC GROWTH FUND                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)


                                                                                Market
                                                                                Value
       Shares                                                                   (000)
    -------------                                                            --------------
      INFORMATION TECHNOLOGY (CONTINUED)
        37,500   Cognos*                                                     $     1,573
        45,600   Dell*                                                             1,752
        76,500   Intel                                                             1,777
        68,500   Jabil Circuit*                                                    1,954
        36,300   Mercury Interactive*                                              1,720
        67,200   Nvidia*                                                           1,597
       152,800   Western Digital*                                                  1,948
                                                                             -----------
                                                                                  20,589
                                                                             -----------
      MATERIALS -- 3.5%
        31,300   Dow Chemical*                                                     1,560
        30,000   United States Steel                                               1,526
                                                                             -----------
                                                                                   3,086
                                                                             -----------
      TELECOMMUNICATIONS -- 2.0%
        63,000   Nextel Communications, Cl A*                                      1,790
                                                                             -----------
   TOTAL COMMON STOCK(COST $76,185)                                               87,094
                                                                             -----------

                            CASH EQUIVALENTS -- 1.3%
       582,671   Dreyfus Cash Management Fund                                        583
       582,671   Fidelity Institutional Money Market Fund                            583
                                                                             -----------
   TOTAL CASH EQUIVALENTS(COST $1,166)                                             1,166
                                                                             -----------
   TOTAL INVESTMENTS(COST $77,351)+ -- 100.1%                                     88,260
                                                                             -----------

                     OTHER ASSETS AND LIABILITIES -- (0.1)%
   TOTAL OTHER ASSETS AND LIABILITIES                                                (65)
                                                                             -----------

                                   NET ASSETS:

   NET ASSETS -- 100.0%                                                      $    88,195
                                                                             ===========
   * NON-INCOME PRODUCING SECURITY
   CL -- CLASS
   LTD. -- LIMITED
   + AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $77,351, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,123 AND
   $(2,214), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH
   "000S"OMITTED.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

   BSF-QH-001-0200


   Bishop Street Funds                                                       March 31, 2005

TAX MANAGED EQUITY FUND                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


                                                                               Market
                                                                                Value
       Shares                                                                   (000)
    -------------                                                            --------------

                              COMMON STOCK -- 98.8%
      CONSUMER DISCRETION -- 10.8%
         4,300   Carnival                                                    $       223
        12,600   Comcast, Cl A*                                                      426
        10,200   eBay*                                                               380
         8,930   Home Depot                                                          341
        26,710   IAC/InterActiveCorp*                                                595
         4,700   Mohawk Industries*                                                  396
         4,000   Omnicom Group                                                       354
         6,950   Target                                                              348
        14,750   Time Warner*                                                        259
        14,200   Viacom, Cl B                                                        494
                                                                             -----------
                                                                                   3,816
                                                                             -----------
      CONSUMER STAPLES -- 10.5%
         7,800   Altria Group                                                        510
        11,380   Avon Products*                                                      489
         7,500   CVS*                                                                395
        10,180   PepsiCo                                                             540
        11,940   Procter & Gamble*                                                   633
        12,000   Sysco                                                               429
        14,240   Wal-Mart Stores                                                     713
                                                                             -----------
                                                                                   3,709
                                                                             -----------
      ENERGY -- 11.4%
         8,820   ChevronTexaco*                                                      514
        12,000   Devon Energy                                                        573
        26,100   Exxon Mobil                                                       1,555
         9,600   GlobalSantaFe                                                       356
        13,840   Halliburton                                                         599
         6,500   Schlumberger Ltd.*                                                  458
                                                                             -----------
                                                                                   4,055
                                                                             -----------
      FINANCIALS -- 18.1%
        10,500   Allstate                                                            568
         7,580   American Express                                                    389
         3,600   American International Group                                        199
        27,760   Citigroup                                                         1,248
         3,000   Goldman Sachs Group*                                                330
        17,790   JPMorgan Chase                                                      616
         4,040   MBIA                                                                211
         5,760   Merrill Lynch*                                                      326
         9,400   Montpelier Re Holdings Ltd.                                         330
         8,210   Morgan Stanley*                                                     470
         4,750   St. Paul Travelers                                                  174
        10,970   Wachovia                                                            559
         6,500   Washington Mutual                                                   257
        12,230   Wells Fargo                                                         731
                                                                             -----------
                                                                                   6,408
                                                                             -----------
      HEALTH CARE -- 10.7%
        15,400   Amgen*                                                              897
        13,800   Boston Scientific*                                                  404
         3,670   Genzyme*                                                            210
         5,000   Gilead Sciences*                                                    179
        13,360   Johnson & Johnson                                                   897
        25,808   Pfizer                                                              678


   Bishop Street Funds                                                       March 31, 2005



TAX MANAGED EQUITY FUND                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)


                                                                                Market
                                                                                Value
       Shares                                                                   (000)
    -------------                                                            --------------
      HEALTH CARE (CONTINUED)
         5,380   UnitedHealth Group                                          $       513
                                                                             -----------
                                                                                   3,778
                                                                             -----------
      INDUSTRIALS -- 13.2%
         5,690   3M                                                                  488
         5,030   General Dynamics*                                                   538
        30,000   General Electric                                                  1,082
         4,900   Illinois Tool Works                                                 439
        17,460   Pentair                                                             681
         9,850   Tyco International Ltd.                                             333
         5,500   Union Pacific*                                                      383
         4,840   United Parcel Service/Georgia, Cl B                                 352
         3,560   United Technologies                                                 362
                                                                             -----------
                                                                                   4,658
                                                                             -----------
      INFORMATION TECHNOLOGY -- 14.8%
        23,500   Applied Materials*                                                  382
        25,480   Cisco Systems*                                                      456
        13,060   Dell*                                                               502
        25,200   Flextronics International Ltd.*                                     303
        26,740   Intel                                                               621
         5,400   International Business Machines                                     493
         5,070   Linear Technology                                                   194
        34,200   Microsoft                                                           827
        13,640   Paychex                                                             448
        10,520   Qualcomm*                                                           385
         4,940   SAP ADR*                                                            198
        20,000   Symantec*                                                           427
                                                                             -----------
                                                                                   5,236
                                                                             -----------
      MATERIALS -- 5.5%
        15,960   Alcoa*                                                              485
        11,100   Dow Chemical*                                                       554
         8,100   E.I. Du Pont de Nemours                                             415
        10,220   Praxair                                                             489
                                                                             -----------
                                                                                   1,943
                                                                             -----------
      TELECOMMUNICATIONS -- 3.8%
        17,100   SBC Communications                                                  405
        13,030   Verizon Communications                                              463
        18,000   Vodafone Group PLC ADR*                                             478
                                                                             -----------
                                                                                   1,346
                                                                             -----------
   TOTAL COMMON STOCK(COST $29,481)                                               34,949
                                                                             -----------
   TOTAL INVESTMENTS(COST $29,481)+ -- 98.8%                                      34,949
                                                                             -----------

                      OTHER ASSETS AND LIABILITIES -- 1.2%
   TOTAL OTHER ASSETS AND LIABILITIES                                                423
                                                                             -----------

                                   NET ASSETS:

   NET ASSETS -- 100.0%                                                      $    35,372
                                                                             ===========


   Bishop Street Funds                                                       March 31, 2005



TAX MANAGED EQUITY FUND                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)

   * NON-INCOME PRODUCING SECURITY
   ADR -- AMERICAN DEPOSITARY RECEIPT
   CL -- CLASS
   LTD. -- LIMITED
   PLC -- PUBLIC LIMITED COMPANY
   + AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,481
   AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,544 AND $(1,076),
   RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

   BSF-QH-001-0200


   Bishop Street Funds                                                       March 31, 2005

HIGH GRADE INCOME FUND                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS



        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                         CORPORATE OBLIGATIONS -- 49.2%
      AEROSPACE & DEFENSE -- 1.7%
                 General Dynamics
   $     1,000   4.500%, 08/15/10                                            $       990
                 United Technologies
         1,350   6.350%, 03/01/11                                                  1,457
                                                                             -----------
                                                                                   2,447
                                                                             -----------
      AUTOMOTIVE -- 0.5%
                 DaimlerChrysler NA Holding
           700   8.000%, 06/15/10                                                    778
                                                                             -----------
      BANKS -- 1.7%
                 Bank of America
         2,350   4.875%, 01/15/13                                                  2,332
                                                                             -----------
      BIOTECHNOLOGY -- 0.9%
                 Boston Scientific
         1,350   4.250%, 01/12/11                                                  1,307
                                                                             -----------
      BROADCASTING & CABLE -- 2.0%
                 TCI Communications
         1,400   7.875%, 08/01/13                                                  1,633
                 Turner Broadcasting System
           975   8.375%, 07/01/13                                                  1,161
                                                                             -----------
                                                                                   2,794
                                                                             -----------
      COMPUTER HARDWARE -- 1.0%
                 Dell
         1,325   6.550%, 04/15/08                                                  1,406
                                                                             -----------
      DIVERSE FINANCIAL SERVICES -- 20.3%
                 American General Finance MTN, Ser G
         1,400   5.750%, 03/15/07                                                  1,437
                 Bear Stearns (B)
         3,421   3.025%, 04/06/05                                                  3,421
                 Bear Stearns MTN (B)(C)
         3,421   2.974%, 01/12/06                                                  3,424
                 Citigroup
         2,300   6.750%, 12/01/05                                                  2,346
                 Countrywide Home Loan MTN, Ser H
         1,350   6.250%, 04/15/09                                                  1,414
                 Ford Motor Credit
           625   7.375%, 10/28/09                                                    627
                 Ford Motor Credit MTN
         1,400   7.750%, 02/15/07                                                  1,449
                 General Electric Capital MTN, Ser A
         2,350   5.450%, 01/15/13                                                  2,414
                 General Motors Acceptance
         1,200   6.750%, 01/15/06                                                  1,208
                 Goldman Sachs Group
         2,350   6.600%, 01/15/12                                                  2,543
                 JPMorgan Chase
         1,350   3.500%, 03/15/09                                                  1,296
                 Lehman Brothers MTN (B)(C)
         3,421   2.965%, 05/16/05                                                  3,421
                 Morgan Stanley
         2,500   6.600%, 04/01/12                                                  2,729


   Bishop Street Funds                                                       March 31, 2005



HIGH GRADE INCOME FUND                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      DIVERSE FINANCIAL SERVICES (CONTINUED)
                 Unitrin
   $       850   4.875%, 11/01/10                                            $       826
                                                                             -----------
                                                                                  28,555
                                                                             -----------
      FOOD & BEVERAGE -- 1.1%
                 ConAgra Foods
         1,325   7.875%, 09/15/10                                                  1,514
                                                                             -----------
      FORESTRY -- 1.0%
                 Weyerhaeuser
         1,300   6.750%, 03/15/12                                                  1,428
                                                                             -----------
      GENERAL MERCHANDISE -- 2.7%
                 Target
         1,150   6.350%, 01/15/11                                                  1,242
                 Wal-Mart Stores
         2,400   8.000%, 09/15/06                                                  2,532
                                                                             -----------
                                                                                   3,774
                                                                             -----------
      HEALTH CARE -- 0.9%
                 UnitedHealth Group
         1,250   5.200%, 01/17/07                                                  1,272
                                                                             -----------
      HOUSEHOLD PRODUCTS -- 0.4%
                 Rubbermaid
           600   6.600%, 11/15/06                                                    622
                                                                             -----------
      MACHINERY - INDUSTRIAL -- 1.0%
                 Masco
         1,350   5.875%, 07/15/12                                                  1,405
                                                                             -----------
      OIL & GAS - EQUIPMENT/SERVICES -- 1.4%
                 Baker Hughes
         1,175   6.000%, 02/15/09                                                  1,236
                 Kinder Morgan
           675   6.800%, 03/01/08                                                    714
                                                                             -----------
                                                                                   1,950
                                                                             -----------
      OIL & GAS - EXPLORATION/PRODUCTION -- 2.4%
                 Anadarko Petroleum
         1,250   7.200%, 03/15/29                                                  1,474
                 Ocean Energy
         1,700   7.250%, 10/01/11                                                  1,900
                                                                             -----------
                                                                                   3,374
                                                                             -----------
      PHARMACEUTICALS -- 1.8%
                 Abbott Laboratories
         2,400   6.400%, 12/01/06                                                  2,489
                                                                             -----------
      REAL ESTATE -- 0.8%
                 Post Apartment Homes LP
         1,050   7.700%, 12/20/10                                                  1,170
                                                                             -----------
      RETAIL - FOOD -- 0.7%
                 McDonald's MTN, Ser E
           900   5.950%, 01/15/08                                                    934
                                                                             -----------


   Bishop Street Funds                                                       March 31, 2005



HIGH GRADE INCOME FUND                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      SEMI-CONDUCTORS -- 1.9%
                 Constellation Energy Group
   $     1,250   7.000%, 04/01/12                                            $     1,390
                 Duke Energy
         1,275   4.200%, 10/01/08                                                  1,259
                                                                             -----------
                                                                                   2,649
                                                                             -----------
      TELECOMMUNICATIONS -- 3.2%
                 GTE South, Ser C
           675   6.000%, 02/15/08                                                    698
                 New Cingular Wireless Services
         1,350   7.350%, 03/01/06                                                  1,392
                 Verizon Virginia, Ser A
         1,250   4.625%, 03/15/13                                                  1,194
                 Vodafone Group PLC
         1,175   3.950%, 01/30/08                                                  1,161
                                                                             -----------
                                                                                   4,445
                                                                             -----------
      TRANSPORTATION SERVICES -- 0.9%
                 FedEx
         1,200   7.250%, 02/15/11                                                  1,343
                                                                             -----------
      UTILITIES -- 0.9%
                 Dominion Resources (A)
         1,350   4.125%, 02/15/08                                                  1,335
                                                                             -----------
   TOTAL CORPORATE OBLIGATIONS (COST $69,740)                                     69,323
                                                                             -----------

                       U.S. TREASURY OBLIGATIONS -- 28.6%
                 U.S. Treasury Bonds
         2,750   7.500%, 11/15/16 (A)                                              3,448
         7,000   7.250%, 05/15/16 (A)                                              8,584
         3,000   6.375%, 08/15/27 (A)                                              3,604
         3,900   6.250%, 08/15/23 (A)                                              4,541
         1,000   6.250%, 05/15/30 (A)                                              1,201
         1,050   6.000%, 02/15/26                                                  1,201
         4,400   5.375%, 02/15/31 (A)                                              4,796
         1,500   5.250%, 11/15/28 (A)                                              1,578
                 U.S. Treasury Bonds TIPS
         1,611   3.375%, 04/15/32                                                  2,138
                 U.S. Treasury Notes (A)
         2,500   4.375%, 05/15/07                                                  2,528
         1,350   4.375%, 08/15/12                                                  1,353
         1,200   4.000%, 02/15/14                                                  1,158
         3,000   2.375%, 08/15/06                                                  2,950
           200   1.500%, 07/31/05                                                    199
                 U.S. Treasury Notes TIPS (A)
         1,012   2.000%, 07/15/14                                                  1,033
                                                                             -----------
   TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,913)                                 40,312
                                                                             -----------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.8%
                 FHLB
         1,350   5.375%, 02/15/07                                                  1,384
         1,025   5.000%, 05/10/07                                                  1,027
         1,000   4.000%, 03/10/08                                                    992
         1,800   3.750%, 08/15/08                                                  1,767
         2,500   3.375%, 02/15/08 (A)                                              2,444
                 FHLMC
         2,400   5.125%, 10/15/08 (A)                                              2,464
         1,400   4.750%, 05/06/13                                                  1,351
         1,350   4.375%, 07/30/09 (A)                                              1,328


   Bishop Street Funds                                                       March 31, 2005


HIGH GRADE INCOME FUND                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
    (000)/Shares                                                                (000)
    -------------                                                            --------------
                 FHLMC (continued)
   $     1,400   4.375%, 03/01/10                                            $     1,379
                 FHLMC MTN
         2,800   4.850%, 12/01/09                                                  2,803
                 FNMA
         3,600   7.250%, 01/15/10 (A)                                              4,019
         1,250   5.500%, 07/18/12                                                  1,258
         1,400   4.400%, 03/08/10                                                  1,383
         2,925   4.396%, 04/17/05 (C)                                              2,925
           800   3.875%, 11/17/08                                                    785
         5,000   3.750%, 09/15/08 (A)                                              4,902
         2,700   2.540%, 01/12/07                                                  2,634
                                                                             -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS(COST $35,106)                         34,845
                                                                             -----------

                      CERTIFICATES OF DEPOSIT/BANK NOTES (B)(C) -- 4.9%
                 First Tennessee Bank
         6,842   2.830%, 03/21/06                                                  6,842
                                                                             -----------
   TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES(COST $6,842)                           6,842
                                                                             -----------

                         COMMERCIAL PAPER (B)(C) -- 3.6%
                 Morgan Stanley
         5,131   2.945%, 08/19/05                                                  5,131
                                                                             -----------
   TOTAL COMMERCIAL PAPER (COST $5,131)                                            5,131
                                                                             -----------

                   U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.6%
                 FHLMC
         1,391   3.500%, 06/01/09                                                  1,351
                 FHLMC, Ser 2922, Cl QE
         1,000   5.000%, 05/15/34                                                    973
                 FNMA
         1,391   3.500%, 08/01/10                                                  1,334
                                                                             -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS(COST $3,763)                  3,658
                                                                             -----------

                   COLLATERALIZED MORTGAGE OBLIGATION -- 1.0%
                 Citicorp Mortgage Securities, Ser 2003-11, Cl 2A8
         1,328   5.500%, 12/25/33                                                  1,336
                                                                             -----------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATION(COST $1,363)                           1,336
                                                                             -----------

                            CASH EQUIVALENTS -- 0.2%
       164,002   Dreyfus Cash Management Fund                                        164
       164,002   Fidelity Institutional Money Market Fund                            164
                                                                             -----------
   TOTAL CASH EQUIVALENTS(COST $328)                                                 328
                                                                             -----------


Bishop Street Funds                                                          March 31, 2005



HIGH GRADE INCOME FUND                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                       REPURCHASE AGREEMENTS (B) -- 14.8%
                 Bank of America 2.930%, dated 03/31/05, to be repurchased on
                 04/01/05, repurchase price $10,263,248 (collateralized by
                 various Mortgage Obligations, ranging in par value
                 $2,488,563-$9,470,994, 0.000%-5.083%, 11/25/34-03/15/42;
   $    10,262   total market value $10,775,530)                             $    10,262
                 Lehman Brothers 2.945%, dated 03/31/05, to be repurchased
                 on 04/01/05, repurchase price $10,597,249, (collateralized by Mortgage Obligations, ranging in par value
                 $72,446,517-$214,838,800, 0.000%-1.215%,
        10,596   02/15/29-06/16/36; total market value $11,126,266)               10,596
                                                                             -----------
   TOTAL REPURCHASE AGREEMENTS(COST $20,858)                                      20,858
                                                                             -----------
   TOTAL INVESTMENTS(COST $181,044)+ -- 129.7%                                   182,633
                                                                             -----------

                     OTHER ASSETS AND LIABILITIES -- (29.7)%
   Payable Upon Return of Securities Loaned                                      (43,097)
   Other Assets and Liabilities, Net                                               1,284
                                                                             -----------
   TOTAL OTHER ASSETS AND LIABILITIES                                            (41,813)
                                                                             -----------

                                   NET ASSETS:

   NET ASSETS -- 100.0%                                                      $   140,820
                                                                             ===========
   (A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005.
   THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2005 WAS $42,319,420.
   (B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM
   SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2005
   WAS $43,097,305.
   (C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF
   INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2005. THE MATURITY DATE SHOWN
   IS THE NEXT SCHEDULED RESET DATE.
   CL -- CLASS
   FHLB -- FEDERAL HOME LOAN BANK
   FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
   LP -- LIMITED PARTNERSHIP
   MTN -- MEDIUM TERM NOTE
   NA -- NATIONAL ASSOCIATION
   PLC -- PUBLIC LIMITED COMPANY
   SER -- SERIES
   TIPS -- TREASURY INFLATION-PROTECTED SECURITY
   + AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $181,044, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,204 AND
   $(1,615), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S"
   OMITTED.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

   BSF-QH-001-0200


Bishop Street Funds                                                          March 31, 2005

HAWAII MUNICIPAL BOND FUND                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                                   MUNICIPAL BONDS -- 98.0%
      ARKANSAS -- 3.0%
                 Alma, School District No. 30, Construction Project, Ser D,
                 GO
   $     1,015   4.800%, 01/01/33                                            $     1,006
                 Alma, School District No. 30, Refunding & Construction
                 Project,
                 Ser C, GO
         2,000   4.875%, 01/01/33                                                  2,000
         1,000   4.750%, 01/01/29                                                    991
                 Bentonville, School District No. 006, Construction
                 Project, Ser C, GO
           505   4.375%, 06/01/16                                                    508
                 Lincoln, School District No. 48, Construction Project, GO
           430   4.875%, 02/01/34                                                    428
                 Osceola, School District No. 001, Construction Project, GO
           395   4.800%, 11/01/34                                                    388
                                                                             -----------
                                                                                   5,321
                                                                             -----------
      CALIFORNIA -- 2.2%
                 California State, GO
         1,000   5.000%, 02/01/33                                                  1,015
                 Highland, Redevelopment Agency, Project Area No. 1 Tax
                 Allocation, RB, AMBAC Insured
         1,440   5.650%, 12/01/24                                                  1,658
                 San Diego, Public Facilities Financing Authority, RB, MBIA
                 Insured
         1,270   5.000%, 08/01/24                                                  1,306
                                                                             -----------
                                                                                   3,979
                                                                             -----------
      FLORIDA -- 0.3%
                 Leesburg, Utilities, RB, FGIC Insured
           500   5.000%, 10/01/34                                                    517
                                                                             -----------
      HAWAII -- 78.8%
                 Hawaii County, Refunding & Improvement Project, Ser A, GO,
                 FGIC Insured
           450   5.600%, 05/01/12                                                    503
           430   5.600%, 05/01/13                                                    483
           400   5.550%, 05/01/09                                                    435
                 Hawaii County, Ser A ,GO, MBIA Insured
         1,055   5.250%, 07/15/18                                                  1,150
         1,205   5.000%, 07/15/15                                                  1,303
         1,470   5.000%, 07/15/24                                                  1,536
                 Hawaii County, Ser A, GO, FGIC Insured
           630   5.500%, 07/15/12                                                    697
                 Hawaii County, Ser A, GO, FSA Insured
         1,000   5.625%, 05/15/19                                                  1,090
           500   5.400%, 05/15/15                                                    539
         1,000   5.250%, 05/15/11                                                  1,079
         1,000   5.000%, 07/15/23                                                  1,044
                 Hawaii State, Airport System, RB, AMT, FGIC Insured
         3,235   5.750%, 07/01/17                                                  3,530
           200   5.250%, 07/01/21                                                    208
                 Hawaii State, Airport System, Second Ser, RB, AMT, ETM
            60   6.900%, 07/01/12                                                     68
                 Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
                 MBIA Insured
         1,155   6.900%, 07/01/12                                                  1,320
                 Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
         1,500   6.625%, 07/01/18                                                  1,696
         2,500   6.500%, 07/01/14                                                  2,831
           100   6.000%, 07/01/19                                                    109
                 Hawaii State, Department of Budget & Finance, Electric &
                 Subsidiary Project, Ser A, RB, AMT, FGIC Insured
         1,500   4.800%, 01/01/25                                                  1,485


   Bishop Street Funds                                                       March 31, 2005



HAWAII MUNICIPAL BOND FUND                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      HAWAII (CONTINUED)
                 Hawaii State, Department of Budget & Finance, Electric &
                 Subsidiary Project, Ser B, RB, AMT, XLCA Insured
   $     1,000   5.000%, 12/01/22                                            $     1,029
                 Hawaii State, Department of Budget & Finance, Hawaiian
                 Electric, Ser A, RB, AMT, AMBAC Insured
           460   5.100%, 09/01/32                                                    468
                 Hawaii State, Department of Budget & Finance, Hawaiian
                 Electric, Ser A, RB, AMT, MBIA Insured
           785   6.200%, 05/01/26                                                    816
         3,810   5.650%, 10/01/27                                                  4,113
                 Hawaii State, Department of Budget & Finance, Hawaiian
                 Electric, Ser C, RB, AMT, AMBAC Insured
         1,000   6.200%, 11/01/29                                                  1,119
                 Hawaii State, Department of Budget & Finance, Kapiolani
                 Health Care System Project, RB
           100   6.250%, 07/01/21                                                    105
                 Hawaii State, Department of Budget & Finance, Queens
                 Health Systems, Ser A, RB, Pre-Refunded @ 102 (A)
         1,450   5.875%, 07/01/06                                                  1,533
         1,505   5.750%, 07/01/06                                                  1,590
                 Hawaii State, Department of Budget & Finance, Queens
                 Health Systems, Ser B, RB, MBIA Insured
           750   5.250%, 07/01/11                                                    803
         1,445   5.250%, 07/01/12                                                  1,544
         1,275   5.250%, 07/01/13                                                  1,363
         1,000   5.250%, 07/01/14                                                  1,069
                 Hawaii State, Department of Budget & Finance, Special
                 Purpose Mortgage, Kapiolani Health Care System Project, RB
         1,460   6.300%, 07/01/08                                                  1,476
                 Hawaii State, Department of Budget & Finance, Special
                 Purpose Mortgage, St. Francis Medical Center Project, RB,
                 FSA Insured
           930   6.500%, 07/01/22                                                    934
                 Hawaii State, Harbor Capital Improvement, RB, AMT, MBIA
                 Insured
         2,000   5.500%, 07/01/27                                                  2,070
           545   5.400%, 07/01/09                                                    580
                 Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
         2,025   5.750%, 07/01/17                                                  2,197
           670   5.750%, 07/01/29                                                    716
         1,210   5.700%, 07/01/16                                                  1,313
         1,000   5.600%, 07/01/15                                                  1,086
                 Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
           200   5.500%, 07/01/19                                                    214
                 Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
         1,000   5.000%, 01/01/13                                                  1,069
                 Hawaii State, Highway, RB
         1,000   6.000%, 07/01/08                                                  1,088
         2,000   6.000%, 07/01/09                                                  2,219
                 Hawaii State, Highway, RB, FGIC Insured, Pre-Refunded @
                 101 (A)
           405   5.000%, 07/01/08                                                    434
                 Hawaii State, Highway, RB, Pre-Refunded @ 102 (A)
           375   5.250%, 07/01/06                                                    394
                 Hawaii State, Highway, Ser A, RB, FSA Insured
         1,000   5.000%, 07/01/20                                                  1,059
                 Hawaii State, Highway, Ser B, RB, FSA Insured
         3,500   5.000%, 07/01/15                                                  3,811
         2,000   5.000%, 07/01/16                                                  2,163
                 Hawaii State, Housing, Finance & Development, Affordable
                 Rental Housing Program, Ser A, RB, Pre-Refunded @ 102 (A)
           750   6.050%, 07/01/05                                                    771
           315   6.000%, 07/01/05                                                    324
                 Hawaii State, Housing, Finance & Development,
                 Single-Family Housing, Ser A, RB, AMT, FNMA Collateral
           930   5.750%, 07/01/30                                                    940
           965   5.400%, 07/01/30                                                    974
           180   5.250%, 07/01/13                                                    185
            65   4.900%, 07/01/28                                                     65


   Bishop Street Funds                                                       March 31, 2005



HAWAII MUNICIPAL BOND FUND                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      HAWAII (CONTINUED)
                 Hawaii State, Housing, Finance & Development,
                 Single-Family Housing, Ser B, RB, FNMA Collateral
   $     1,000   5.450%, 07/01/17                                            $     1,029
                 Hawaii State, Housing, Finance & Development, University
                 of Hawaii Faculty Housing Project, RB, AMBAC Insured
           700   5.650%, 10/01/16                                                    718
           415   5.000%, 10/01/06                                                    424
           395   4.850%, 10/01/05                                                    400
                 Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC
                 Insured
         1,475   5.250%, 05/01/13                                                  1,583
         1,000   5.000%, 05/01/08                                                  1,056
         1,000   5.000%, 05/01/14                                                  1,060
         1,100   5.000%, 05/01/15                                                  1,163
         1,500   5.000%, 05/01/16                                                  1,582
         1,000   5.000%, 05/01/17                                                  1,051
           500   5.000%, 05/01/18                                                    523
                 Hawaii State, No. 1 Capitol District State Office, COP,
                 MBIA Insured
         1,000   5.200%, 05/01/14                                                  1,059
           175   5.000%, 05/01/11                                                    187
                 Hawaii State, Pacific Health Special Purpose, Ser A, RB
           585   5.600%, 07/01/33                                                    599
                 Hawaii State, Ser CL, GO
         1,000   6.000%, 03/01/09                                                  1,101
                 Hawaii State, Ser CL, GO, MBIA Insured
           555   6.000%, 03/01/08                                                    601
                 Hawaii State, Ser CM, GO, FGIC Insured
         2,000   6.500%, 12/01/13                                                  2,395
           500   6.000%, 12/01/09                                                    558
         1,500   6.000%, 12/01/11                                                  1,712
                 Hawaii State, Ser CN, GO, FGIC Insured
           500   5.500%, 03/01/14                                                    531
           500   5.250%, 03/01/12                                                    529
           540   5.250%, 03/01/17                                                    571
                 Hawaii State, Ser CO, GO, FGIC Insured
           200   6.000%, 09/01/05                                                    203
                 Hawaii State, Ser CP, GO, FGIC Insured
           300   5.000%, 10/01/16                                                    316
                 Hawaii State, Ser CR, GO, MBIA Insured
           270   5.250%, 04/01/11                                                    288
         2,500   5.250%, 04/01/12                                                  2,664
         2,600   4.750%, 04/01/18                                                  2,680
                 Hawaii State, Ser CU, GO, MBIA Insured
           500   5.750%, 10/01/11                                                    556
           550   5.750%, 10/01/12                                                    609
                 Hawaii State, Ser CV, GO, FGIC Insured
         1,000   5.250%, 08/01/21                                                  1,067
                 Hawaii State, Ser CX, GO, FSA Insured
         1,000   5.500%, 02/01/21                                                  1,087
                 Hawaii State, University of Hawaii, Ser A, RB, FGIC
                 Insured
           500   5.500%, 07/15/21                                                    546
                 Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
           320   5.250%, 10/01/16                                                    344
           775   5.250%, 10/01/17                                                    832
                 Hawaiian Home Lands Department, RB
         1,250   4.000%, 07/01/05                                                  1,254
                 Honolulu City & County, Board of Water Supply, RB,
                 Pre-Refunded @ 101 (A)
           250   5.250%, 07/01/06                                                    260
                 Honolulu City & County, Board of Water Supply, Ser A, RB,
                 FGIC Insured
         2,350   5.000%, 07/01/33                                                  2,429
                 Honolulu City & County, FHA-Smith-Beretania, Ser 8A, RB,
                 MBIA Insured
         1,000   5.450%, 01/01/25                                                  1,000
                 Honolulu City & County, GO
         1,320   5.400%, 09/27/07                                                  1,394


   Bishop Street Funds                                                       March 31, 2005



HAWAII MUNICIPAL BOND FUND                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      HAWAII (CONTINUED)
   $       200   2.430%, 09/11/08                                            $       200
                 Honolulu City & County, GO, ETM
           230   6.000%, 12/01/09                                                    257
                 Honolulu City & County, Ser A, GO
            55   6.000%, 01/01/10                                                     61
                 Honolulu City & County, Ser A, GO, ETM
           500   6.000%, 01/01/09                                                    551
            95   6.000%, 01/01/10                                                    106
           245   5.700%, 04/01/09                                                    269
                 Honolulu City & County, Ser A, GO, ETM, MBIA Insured
           135   6.000%, 11/01/10                                                    153
                 Honolulu City & County, Ser A, GO, MBIA Insured
           365   6.000%, 11/01/10                                                    412
         1,000   5.250%, 03/01/27                                                  1,060
           500   5.250%, 03/01/28                                                    529
                 Honolulu City & County, Ser B, GO, ETM, FGIC Insured
           635   5.500%, 10/01/11                                                    708
                 Honolulu City & County, Ser B, GO, FGIC Insured,
                 Pre-Refunded @ 101 (A)
         2,000   5.125%, 07/01/09                                                  2,170
                 Honolulu City & County, Ser B, GO, MBIA Insured
           825   5.000%, 07/01/13                                                    894
                 Honolulu City & County, Ser C, GO, FGIC Insured
           125   5.500%, 11/01/07                                                    133
         1,200   5.125%, 07/01/11                                                  1,291
         1,100   5.125%, 07/01/15                                                  1,175
           650   5.000%, 07/01/09                                                    695
         3,500   5.000%, 07/01/19                                                  3,652
                 Honolulu City & County, Ser D, GO, AMT, FGIC Insured
           245   4.850%, 02/01/10                                                    259
                 Honolulu City & County, Waipahu Towers Project, Ser A, RB,
                 AMT, GNMA Collateral
           200   6.900%, 06/20/35                                                    205
                 Honolulu City & County, Waste Water, 2nd Board Resolution,
                 Junior Ser, RB, FGIC Insured
         1,000   5.250%, 07/01/12                                                  1,078
           900   5.250%, 07/01/13                                                    969
         1,000   5.250%, 07/01/17                                                  1,073
         2,500   5.250%, 07/01/18                                                  2,681
         1,000   5.000%, 07/01/23                                                  1,033
                 Kauai County, Public Improvement, Ser B, GO, MBIA Insured
           175   5.200%, 08/01/15                                                    185
           165   5.150%, 08/01/14                                                    174
           155   5.100%, 08/01/13                                                    163
           120   5.050%, 08/01/12                                                    126
           140   5.000%, 08/01/11                                                    147
           135   4.950%, 08/01/10                                                    142
           100   4.850%, 08/01/09                                                    105
           120   4.750%, 08/01/08                                                    126
                 Kauai County, Ser A, GO, FGIC Insured,
                 Pre-Refunded @ 100 (A)
         1,135   6.250%, 08/01/10                                                  1,295
         1,480   6.250%, 08/01/10                                                  1,688
         1,335   6.250%, 08/01/10                                                  1,523
         1,050   6.250%, 08/01/10                                                  1,198
                 Kauai County, Ser A, GO, MBIA Insured
           750   5.625%, 08/01/18                                                    823
                 Maui County, GO, MBIA Insured
         3,000   5.000%, 03/01/14                                                  3,270
         1,100   5.000%, 03/01/24                                                  1,152
         1,450   3.800%, 03/01/16                                                  1,428
                 Maui County, Ser A, GO
           485   5.375%, 03/01/12                                                    531
                      Maui County, Ser A, GO, FGIC Insured
           150   5.000%, 03/01/13                                                    156
                 Maui County, Ser A, GO, FGIC Insured,
                 Pre-Refunded @ 101 (A)
           100   5.125%, 03/01/08                                                    107


   Bishop Street Funds                                                       March 31, 2005



HAWAII MUNICIPAL BOND FUND                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      HAWAII (CONTINUED)
   $        50   5.000%, 03/01/08                                            $        53
                 Maui County, Ser A, GO, MBIA Insured
         1,840   5.000%, 03/01/20                                                  1,925
                 Maui County, Ser A, GO, MBIA Insured,
                 Pre-Refunded @ 101 (A)
           250   5.750%, 06/01/06                                                    261
                 Maui County, Ser B, GO, MBIA Insured
           500   5.000%, 09/01/17                                                    537
                                                                             -----------
                                                                                 139,430
                                                                             -----------
      ILLINOIS -- 2.0%
                 Illinois State, Educational Facilities Authority,
                 Northwestern University, RB
           670   5.000%, 12/01/38                                                    682
                 Schaumburg, Ser B, GO, FGIC Insured
         2,750   5.000%, 12/01/38                                                  2,808
                                                                             -----------
                                                                                   3,490
                                                                             -----------
      INDIANA -- 0.8%
                 Elkhart, Community School Building, First Meeting, RB,
                 XLCA Insured
         1,500   4.500%, 07/15/24                                                  1,483
                                                                             -----------
      KENTUCKY -- 0.6%
                 Kenton County, Airport Board, Ser C, RB, AMT, MBIA Insured
         1,000   5.000%, 03/01/10                                                  1,051
                                                                             -----------
      NEW JERSEY -- 1.2%
                 New Jersey State, Economic Development Authority, Motor
                 Vehicle, Ser A, RB, MBIA Insured
         2,000   5.000%, 07/01/34                                                  2,065
                                                                             -----------
      NEW YORK -- 2.2%
                 New York State, Tobacco Settlement Financing, Ser B-1, RB
         1,100   4.000%, 06/01/12                                                  1,098
                 New York, Ser K, GO
         1,675   5.000%, 08/01/20                                                  1,740
                 New York, Transitional Financing Authority, Ser C, RB
         1,000   5.000%, 02/01/33                                                  1,026
                                                                             -----------
                                                                                   3,864
                                                                             -----------
      OREGON -- 0.6%
                 Portland, Airport & Marina Improvements, Ser 12C, RB, AMT,
                 FGIC Insured
         1,000   4.750%, 07/01/10                                                  1,040
                                                                             -----------
      PUERTO RICO -- 5.8%
                 Commonwealth of Puerto Rico, GO, MBIA Insured
         1,500   6.500%, 07/01/10                                                  1,724
           500   6.500%, 07/01/14                                                    606
                 Commonwealth of Puerto Rico, Public Improvement, GO,
                 FSA Insured
           435   5.000%, 07/01/21                                                    460
                 Commonwealth of Puerto Rico, Public Improvement, Ser A, GO
         1,000   5.000%, 07/01/27                                                  1,024
                 Puerto Rico, Electric Power Authority, Ser DD, RB, FSA
                 Insured
         1,000   5.000%, 07/01/28                                                  1,029
                 Puerto Rico, Electric Power Authority, Ser HH, RB, FSA
                 Insured
           500   5.250%, 07/01/29                                                    534


   Bishop Street Funds                                                       March 31, 2005



HAWAII MUNICIPAL BOND FUND                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
    (000)/Shares                                                                (000)
    -------------                                                            --------------
      PUERTO RICO (CONTINUED)
                 Puerto Rico, Housing, Banking & Financing Agency,
                 Single-Family Mortgage, Affordable Housing Mortgage,
                 Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
   $       180   6.100%, 10/01/15                                            $       183
                 Puerto Rico, Housing Financing Authority, Capital Funding
                 Program, RB
         2,500   5.000%, 12/01/16                                                  2,678
                 Puerto Rico, Industrial Tourist Educational Medical
                 Environmental Control Facilities, Hospital Auxilio Mutuo
                 Obligation Group, Ser A, RB, MBIA Insured
           300   6.250%, 07/01/24                                                    308
                 Puerto Rico, University of Puerto Rico, Ser O, RB, MBIA
                 Insured
         1,500   5.750%, 06/01/19                                                  1,657
                                                                             -----------
                                                                                  10,203
                                                                             -----------
      TEXAS -- 0.5%
                 Collin County, GO
           860   5.000%, 02/15/21                                                    904
                                                                             -----------
   TOTAL MUNICIPAL BONDS (COST $167,195)                                         173,347
                                                                             -----------

                                   CASH EQUIVALENTS -- 1.4%
     1,222,027   Dreyfus Tax-Exempt Cash Management Fund                           1,222
     1,222,027   Fidelity Institutional Money Market Tax-Exempt Fund               1,222
                                                                             -----------
   TOTAL CASH EQUIVALENTS (COST $2,444)                                            2,444
                                                                             -----------
   TOTAL INVESTMENTS (COST $169,639)+ -- 99.4%                                   175,791
                                                                             -----------

                             OTHER ASSETS AND LIABILITIES -- 0.6%

   TOTAL OTHER ASSETS AND LIABILITIES                                              1,020
                                                                             -----------

                                         NET ASSETS:

   NET ASSETS -- 100.0%                                                      $   176,811
                                                                             ===========
   (A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED
   DATE.
   AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
   AMT -- ALTERNATIVE MINIMUM TAX
   COP -- CERTIFICATE OF PARTICIPATION
   ETM -- ESCROWED TO MATURITY
   FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
   FHA -- FEDERAL HOUSING ADMINISTRATION
   FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
   FSA -- FINANCIAL SECURITY ASSURANCE,INC.
   GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   GO -- GENERAL OBLIGATION
   MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE, INC.
   RB -- REVENUE BOND
   SER -- SERIES
   XLCA -- XL CAPITAL ASSURANCE, INC.
   + AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $169,593, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,764 AND
   $(566), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S"
   OMITTED.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
    BSF-QH-001-0200


Bishop Street Funds                                                          March 31, 2005

MONEY MARKET FUND                                                            (UNAUDITED)
-------------------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                          COMMERCIAL PAPER (C) -- 43.5%
      ASSET-BACKED (E) -- 14.4%
                 Chariot Funding
   $     4,000   2.766%, 04/11/05                                            $     3,997
                 Eureka Securitization
         4,000   2.759%, 04/27/05                                                  3,992
                 Galaxy Funding
         4,000   2.617%, 04/18/05                                                  3,995
                 Jupiter Securitization
         4,000   2.696%, 04/08/05                                                  3,998
                 Mont Blanc Capital
         4,915   2.738%, 05/13/05                                                  4,899
                 Park Avenue Receivables
         4,000   2.756%, 04/15/05                                                  3,996
                 Sheffield Receivables
         4,000   2.646%, 04/04/05                                                  3,999
                 Windmill Funding
         4,000   2.662%, 04/19/05                                                  3,995
                                                                             -----------
                                                                                  32,871
                                                                             -----------
      BANKS -- 7.6%
                 Bank of America
         5,000   2.627%, 04/20/05                                                  4,993
                 Danske
         5,000   2.573%, 04/05/05                                                  4,999
                 JPMorgan Chase
         5,000   2.536%, 04/05/05                                                  4,999
                 UBS Finance
         2,400   2.721%, 04/27/05                                                  2,395
                                                                             -----------
                                                                                  17,386
                                                                             -----------
      CONSUMER PRODUCTS (E) -- 2.4%
                 Fortune Brands
         2,700   2.595%, 04/19/05                                                  2,696
         2,855   2.655%, 04/27/05                                                  2,850
                                                                             -----------
                                                                                   5,546
                                                                             -----------
      COSMETICS & TOILETRIES (E) -- 2.6%
                 Procter & Gamble
         6,000   2.636%, 04/27/05                                                  5,989
                                                                             -----------
      DIVERSE FINANCIAL SERVICES -- 10.7%
                 CBA Finance
         5,000   2.516%, 04/07/05                                                  4,998
                 Citigroup
         4,000   2.783%, 04/04/05                                                  3,999
                 General Electric Capital
         2,500   2.652%, 04/19/05                                                  2,497
                 GlaxoSmithKline Finance (E)
         5,000   2.861%, 06/03/05                                                  4,975
                 Goldman Sachs Group (E)
         4,000   2.793%, 05/10/05                                                  3,988
                 Morgan Stanley
         4,000   2.796%, 04/20/05                                                  3,994
                                                                             -----------
                                                                                  24,451
                                                                             -----------
      PUBLISHING & PRINTING -- 1.8%
                 New York Times
         4,000   2.958%, 06/02/05                                                  3,980
                                                                             -----------


Bishop Street Funds                                                          March 31, 2005



MONEY MARKET FUND                                                            (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      REGIONAL AUTHORITY -- 1.8%
                 Quebec Province
   $     4,000   2.757%, 04/19/05                                            $     3,994
                                                                             -----------
      SCHOOLS -- 2.2%
                 Yale University TECP
         5,000   2.698%, 05/05/05                                                  4,987
                                                                             -----------
   TOTAL COMMERCIAL PAPER(COST $99,204)                                           99,204
                                                                             -----------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.5%
                 FHLB
         4,000   1.625%, 04/15/05                                                  4,001
         8,000   2.567%, 04/20/05 (C)                                              7,989
         1,100   1.660%, 05/16/05                                                  1,100
                 FHLMC (C)
        12,500   2.532%, 04/12/05                                                 12,490
                 FNMA
         6,000   2.546%, 04/13/05 (C)                                              5,995
         6,000   2.577%, 04/20/05 (C)                                              5,992
           540   1.610%, 05/13/05                                                    540
         4,000   7.000%, 07/15/05                                                  4,048
                                                                             -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS(COST $42,155)                         42,155
                                                                             -----------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 14.4%
                 American Express
         3,000   2.650%, 04/05/05                                                  3,000
                 American Express Centurion (A)
         3,500   2.810%, 04/28/05                                                  3,500
                 Chase Manhattan Bank (A)
         2,750   2.721%, 04/11/05                                                  2,750
                 Credit Suisse First Boston (A)
         3,000   2.969%, 06/08/05                                                  3,001
                 DEPFA Bank
         5,000   2.580%, 04/14/05                                                  5,000
                 Wells Fargo
         5,700   2.580%, 04/01/05                                                  5,700
                 Westdeutsche Landesbank
         6,000   3.000%, 06/27/05                                                  6,000
                 Wilmington Trust
         4,000   2.690%, 06/01/05                                                  4,000
                                                                             -----------
   TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES(COST $32,951)                         32,951
                                                                             -----------

                        INSURANCE FUNDING AGREEMENTS (A)(B)(E) -- 6.3%
                 Allstate
         3,000   3.100%, 06/15/05                                                  3,000
                 Metropolitan Life Insurance
         5,000   2.823%, 05/02/05                                                  5,000
         1,000   2.823%, 06/01/05                                                  1,000
                 Monumental Life Insurance
         5,500   2.830%, 04/01/05                                                  5,500
                                                                             -----------
   TOTAL INSURANCE FUNDING AGREEMENTS(COST $14,500)                               14,500
                                                                             -----------

                        COLLATERALIZED MORTGAGE OBLIGATION (A) -- 5.3%
                 Aire Valley Mortgages, Ser 2004-1A, Cl 1A (E)
         1,800   2.850%, 04/20/05                                                  1,800
                 GE Commercial Equipment Financing, Ser 2004-1, Cl A1
         1,043   2.810%, 04/21/05                                                  1,043


Bishop Street Funds                                                          March 31, 2005



MONEY MARKET FUND                                                            (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
                 GE Commerical Equipment Financing, Ser 2004-A, Cl A1 (E)
   $       933   2.590%, 04/22/05                                            $       933
                 Holmes Financing, Ser 8, Cl 1A
         2,500   2.760%, 04/15/05                                                  2,500
                 Lothian Mortgages, Ser 4A, Cl A1
         2,700   2.840%, 04/25/05                                                  2,700
                 Permanent Financing, Ser 5, Cl 1A
         1,650   2.750%, 04/11/05                                                  1,650
                 Permanent Financing, Ser 7, Cl 1A
         1,540   2.803%, 04/11/05                                                  1,540
                                                                             -----------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATION(COST $12,166)                         12,166
                                                                             -----------

                        CORPORATE OBLIGATIONS (A) -- 3.4%
      BANKS -- 1.5%
                 U.S. Bancorp MTN, Ser N
         3,500   3.170%, 06/16/05                                                  3,503
                                                                             -----------
      DIVERSE FINANCIAL SERVICES -- 1.9%
                 General Electric Capital
         2,300   2.860%, 04/11/05                                                  2,300
                 General Electric Capital MTN
         2,000   2.930%, 04/18/05                                                  2,000
                                                                             -----------
                                                                                   4,300
                                                                             -----------
   TOTAL CORPORATE OBLIGATIONS(COST $7,803)                                        7,803
                                                                             -----------

                          REPURCHASE AGREEMENTS -- 8.6%
                 Deutsche Bank 2.850%, dated 03/31/05, to be repurchased on
                 04/01/05, repurchase price $11,100,879 (collateralized by
                 a U.S. Government Obligation, par value $14,583,118,
        11,100   5.000%, 05/01/18; total market value $11,322,001)                11,100
                 Goldman Sachs Group 2.890%, dated 03/31/05, to be
                 repurchased on 04/01/05, repurchase price $8,500,682
                 (collateralized by a U.S. Government Obligation, par value
                 $10,121,283, 5.000%, 03/01/34; total market value
         8,500   $8,670,000)                                                       8,500
                                                                             -----------
   TOTAL REPURCHASE AGREEMENTS(COST $19,600)                                      19,600
                                                                             -----------
   TOTAL INVESTMENTS(COST $228,379)+ -- 100.0%                                   228,379
                                                                             -----------

                             OTHER ASSETS AND LIABILITIES -- 0.0%

   TOTAL OTHER ASSETS AND LIABILITIES                                               (102)
                                                                             -----------

                                         NET ASSETS:

   NET ASSETS -- 100.0%                                                      $   228,277
                                                                             ===========


Bishop Street Funds                                                          March 31, 2005




MONEY MARKET FUND                                                            (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)

   (A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF
   INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2005. THE MATURITY DATE SHOWN
   IS THE NEXT SCHEDULED RESET DATE.
   (B) SECURITY CONSIDERED ILLIQUID.
   (C) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
   (E) SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT
   FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF
   1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER
   "ACCREDITED INVESTORS".
   CL -- CLASS
   FHLB -- FEDERAL HOME LOAN BANK
   FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
   MTN -- MEDIUM TERM NOTE
   SER -- SERIES
   TECP -- TAX-EXEMPT COMMERCIAL PAPER
   + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
   COST.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

   BSF-QH-001-0200


Bishop Street Funds                                                          March 31, 2005



TREASURY MONEY MARKET FUND                                                    (UNAUDITED)
---------------------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS


        Face                                                                    Market
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                              U.S. TREASURY OBLIGATIONS -- 26.1%
                 U.S. Treasury Bills (A)
   $    25,000   2.723%, 04/15/05                                            $    24,974
        20,000   2.291%, 05/12/05                                                 19,948
        10,000   2.971%, 08/11/05                                                  9,892
                                                                             -----------
   TOTAL U.S. TREASURY OBLIGATIONS(COST $54,814)                                  54,814
                                                                             -----------

                                REPURCHASE AGREEMENTS -- 86.0%
                 ABN-Amro 2.640%, dated 03/31/05, to be repurchased on
                 04/01/05, repurchase price $45,003,300 (collateralized by
                 U.S. Treasury Bonds, par value $32,260,000, 8.875%,
        45,000   02/15/19; total market value $45,935,550)                        45,000
                 Credit Suisse First Boston 2.680%, dated 03/31/05, to be
                 repurchased on 04/01/05, repurchase price $45,003,350
                 (collateralized by U.S. Treasury Notes, ranging in par
                 value $4,000-$33,715,000, 2.500%-4.000%,
        45,000   05/31/06-07/15/12; total market value $45,903,408)               45,000
                 Deutsche Bank 2.660%, dated 03/31/05, to be repurchased on
                 04/01/05, repurchase price $41,603,074 (collateralized by
                 U.S. Treasury Notes, par value $43,211,000, 2.500%,
        41,600   09/30/06; total market value $42,432,770)                        41,600
                 UBS Securities 2.670%, dated 03/31/05, to be repurchased
                 on 04/01/05, repurchase price $49,003,634 (collateralized
                 by U.S. Treasury Notes, par value $51,635,000, 2.625%,
        49,000   05/15/08; total market value $49,983,812)                        49,000
                                                                             -----------
   TOTAL REPURCHASE AGREEMENTS(COST $180,600)                                    180,600
                                                                             -----------
   TOTAL INVESTMENTS(COST $235,414)+ -- 112.1%                                   235,414
                                                                             -----------

                           OTHER ASSETS AND LIABILITIES -- (12.1)%

   TOTAL OTHER ASSETS AND LIABILITIES                                            (25,443)
                                                                             -----------

                                         NET ASSETS:

   NET ASSETS -- 100.0%                                                      $   209,971
                                                                             ===========

   (A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
   + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
   COST.

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
   INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
   FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

   BSF-QH-001-0200


Bishop Street Funds                                                          March 31, 2005



ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Bishop Street Funds


By (Signature and Title)*                 /s/ Robert A. Nesher
                                          ---------------------------------
                                          Robert A. Nesher
                                          President

Date: May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Robert A. Nesher
                                          -------------------------------
                                          Robert A. Nesher
                                          President

Date: May 25, 2005

By (Signature and Title)*                 /s/ Peter (Pedro) A. Rodriquez
                                          ------------------------------
                                          Peter (Pedro) A. Rodriguez
                                          Treasurer and Controller
Date: May 25, 2005

* Print the name and title of each signing officer under his or her signature.